SHAREHOLDERS EQUITY	9 Months Ended
Sep. 30, 2025
SHAREHOLDERS EQUITY

NOTE 6 - SHAREHOLDERS EQUITY

a)	On January 4, 2024, the Company closed a registered direct offering for gross proceeds of $3,227 through the issuance of 1,122,521 units (“January 2024 Units”) at a price per Unit of $2.88 (CAD$3.40). Each January 2024 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “January 2024 Warrant”). An aggregate of 561,260 January 2024 Warrants were issued with an exercise price of CAD$5.13 ($3.75) per share. The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 561,260 Common Shares (“January 2024 Registered Direct Offerings Warrants”). A finder’s fee of $258 (CAD$348 thousand) was paid and 89,802 January 2024 Registered Direct Offerings Warrants were issued in connection with the registered direct Offering.

b)	On April 2, 2024, the Company closed a registered direct offering for gross proceeds of approximately $3,300 at a purchase price of $0.875 per share and issued an aggregate of 3,792,200 common shares in the registered direct offering. The Company issued 293,776 Common Shares as finders’ fees.

c)

On August 12, 2024, the Company closed its previously announced private placement for gross proceeds of approximately $2,502, at a purchase price of $0.875 per common share and $0.875 per pre-funded warrant. The Company issued a total of 1,839,554 common shares and pre-funded warrants to purchase up to 1,200,000 common shares, with each pre-funded warrant having an exercise price of $0.0001 per share. Each pre-funded warrant has an exercise price of $0.00025 per share and will expire when exercised in full.

Certain directors and officers of the Company purchased $420 value of common shares in the private placement. In connection with the closing, the Company has issue certain non-U.S. residents 180,624 common shares as finders fees.

d)	On January 29, 2025, the Company announced the pricing of an underwritten public offering of 3,281,250 Common Shares at a public offering price of $6.40 per share. The Company concurrently announced the pricing of a registered direct offering of 1,406,250 Common Shares at a purchase price of $6.40 per share. The offerings closed on January 29, 2025. The total gross proceeds from the offerings to the Company were $30,000. Titan Partners Group LLC, a division of American Capital Partners LLC, acted as sole bookrunner for the underwritten public offering. The Company paid $2,400 in cash and issued 60,650 Common Shares and 229,688 warrants as finders’ fees.

e)	On September 16, 2025, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Titan Partners Group LLC, a division of American Capital Partners LLC, as sole bookrunner (the “Underwriter”), relating to an underwritten public offering (the “Offering”) of 5,625,000 of its common shares, no par value per share (the “Common Shares”), with each Common Share sold at a public offering price of $8.00. The offering closed on September 18, 2025. The total gross proceeds from the offerings to the Company were $45,000. The Company paid $3,150 in cash and issued 324,625 warrants as finders’ fees.

f)	During the nine months ended September 30, 2024, the Company issued 324,668 Common Shares in respect of the exercise of 324,668 vested RSUs.

g)	During the nine months ended September 30, 2025, the Company issued 219,667 Common Shares in respect of the exercise of 219,667 vested RSUs.

h)	During the nine months ended September 30, 2025, the Company issued 225,332 Common Shares in respect of the exercise of 225,332 share options for proceeds of $548.

i)	During the nine months ended September 30, 2025, the Company issued 1,509,857 Common Shares in respect of the exercise of 1,509,857 warrants for proceeds of $7,795.

j)	During the nine months ended September 30, 2025, the Company issued 5,000 Common Shares in respect of services rendered in the amount of $35.